Leases - Total Undiscounted Lease Liability (Details)	Dec. 31, 2021 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liability	$ 807,643
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liability	372,707
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liability	434,936
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liability	$ 0